Supplement dated February 29, 2024
to the Statement of Additional Information (the “SAI”), dated January 1, 2024, for the following funds:
Fund
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund
Columbia Integrated Large Cap Value Fund
Columbia Integrated Small Cap Growth Fund
Columbia Pyrford International Stock Fund
Columbia Ultra Short Duration Municipal Bond Fund
The Board of Trustees of the funds listed above (each, a Fund, and collectively, the Funds) approved, for certain Funds, a proposal to accelerate the conversion of Class C shares into Class A shares of such Funds and, for certain Funds, a proposal to liquidate Class C, Institutional 2 Class (Class Inst2), Institutional 3 Class (Class Inst3), and Class R shares, resulting in the closing of these share classes of the applicable Funds to any new or existing shareholders. The following table identifies the impacted share class(es) by Fund:
Fund Name	Class C	Class Inst2	Class Inst3	Class R
Columbia Integrated Large Cap Growth Fund	Convert to A	Liquidate		Liquidate
Columbia Integrated Large Cap Value Fund	Convert to A	Liquidate	Liquidate	Liquidate
Columbia Integrated Small Cap Growth Fund	Convert to A	Liquidate	Liquidate	Liquidate
Columbia Pyrford International Stock Fund	Convert to A
Columbia Ultra Short Duration Municipal Bond Fund			Liquidate
For Funds Converting Their Class C Shares into Class A Shares
Effective on April 15, 2024, shares held by Class C shareholders of the Fund will be converted into Class A shares of the Fund. This will be a tax-free transaction for existing Class C shareholders.
Effective on April 22, 2024, all references to Class C shares are hereby deleted from the SAI.
For Funds Liquidating Their Class Inst2, Class Inst3 and/or Class R Shares
Effective on March 11, 2024, Class Inst2, Class Inst3 and/or Class R shares of the Fund will be closed to new and existing investors. In the event that an order to purchase such share classes is received by a Fund or its transfer agent on or after March 11, 2024, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with the order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Effective at close of business on April 19, 2024, Class Inst2, Class Inst3 and/or Class R shares of the Fund will be liquidated.
Effective on April 22, 2024, all references to Class Inst2, Class Inst3 and/or Class R shares are hereby deleted from the SAI.
Shareholders should retain this Supplement for future reference.
SUP965_10_003_(02/24)